091-02104

For Internal Use Only		Submit 1 Original		OMB Approval No.:
Sec File No. 91 -		and 9 Copies		Expire[redacted]
				Estimated [redacted] response: 2.00

RECEIVED

2007 OCT 24 PM 1:06

SEC / MR

07070845

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Corporation

3. Class of New Derivative Securities Product:

Index-Linked Securities

4. Name of Underlying Instrument:

Rogers International Commodity Index -- Total Return

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

RJI

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

New York Mercantile Exchange, Intercontinental Exchange, Chicago Board of Trade, New York Board of Trade, London Metals Exchange, COMEX – Commodities Exchange, Chicago Mercantile Exchange, Coffee Sugar and Cocoa Exchange, Sydney Futures Exchange, Tokyo Grain Exchange, Tokyo Commodity Exchange, Winnipeg Commodity Exchange

PRO[illegible]

NOV 01 2007

F[illegible]

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Mary Yeager

Title:

Corporate Secretary

Telephone Number:

(212) 656-2062

Manual Signature of Official Responsible for Form:

[signature]

October 23, 2007

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 24 2007

SEC 2449 (1/99)

Mary Yeager
Corporate Secretary

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

NYSE Arca

RECEIVED
2007 OCT 24 PM 1:34
SEC / MR

Via Overnight Mail

October 23, 2007

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Market Regulation
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **Form 19b-4(e) – AB Svensk Exportkredit ("Swedish Export Credit Corporation")**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- Swedish Export Credit Corporation, ELEMENTS Linked to the Rogers International Commodity Index -- Metals Total Return (Ticker Symbol RJZ);
- Swedish Export Credit Corporation, ELEMENTS Linked to the Rogers International Commodity Index -- Energy Total Return (Ticker Symbol RJN);
- Swedish Export Credit Corporation, ELEMENTS Linked to the Rogers International Commodity Index -- Agriculture Total Return (Ticker Symbol RJA); and
- Swedish Export Credit Corporation, ELEMENTS Linked to the Rogers International Commodity Index -- Total Return (Ticker Symbol RJI).

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

Enclosures

END

Cc: Tim Malinowski (NYSE Euronext)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 2 4 2007